Subsequent events (Details) $ in Thousands	1 Months Ended
	Feb. 28, 2025 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)
Disclosure of non-adjusting events after reporting period [line items]
Nominal Value		$ 115,898,590	$ 27,910,020
30 (Additional) | Financial Instruments Issued
Disclosure of non-adjusting events after reporting period [line items]
Nominal Value	$ 9,062,730
Annual Nominal	0.0240
32 | Financial Instruments Issued
Disclosure of non-adjusting events after reporting period [line items]
Term	12 months
Nominal Value	$ 16,510
Annual Nominal	0.0350
33 | Financial Instruments Issued
Disclosure of non-adjusting events after reporting period [line items]
Term	6 months
Nominal Value	$ 20,446
Annual Nominal	0.0400
34 | Financial Instruments Issued
Disclosure of non-adjusting events after reporting period [line items]
Term	12 months
Nominal Value	$ 57,002,870
Annual Nominal	0.0275